Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 06, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 06, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated July 6, 2015
to the Statutory Prospectus dated March 1, 2015
(as supplemented on March 13, 2015, March 23, 2015, April 27, 2015, and June 12, 2015)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Strategic Asset Management Balanced Portfolio [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the Average Annual Total Returns table, replace the rows for the Russell 3000 Index and Barclays U.S. Aggregate Bond Index with the following:
Caption	rr_AverageAnnualReturnCaption	For the periods ended December 31, 2014
Strategic Asset Management Balanced Portfolio [Member] | Russell 3000 Index [Member]
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	15.63%
10 Years	rr_AverageAnnualReturnYear10	7.94%
Strategic Asset Management Balanced Portfolio [Member] | Barclays U.S. Aggregate Bond Index [Member]
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	4.71%